Segment reporting - Disclosure of selected financial information by segment (Details) - EUR (€) € in Millions		1 Months Ended	12 Months Ended
	Jul. 04, 2025	Apr. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Construction contract revenues			€ 153,508	€ 156,878	€ 189,544
Net revenues			(153,508)	(156,878)	(189,544)
Profit/(loss) before taxes			(22,332)	5,520	18,625
Tax expense/(benefit)			(4,273)	(1,488)	3,793
Net financial expenses/(income)			351	(345)	(42)
Operating income/(loss)			(26,254)	3,687	22,376
Restructuring costs and other costs, net of reversals			913	1,617	1,161
Takata recall campaign			622	768	(10)
Platform impairments			6,583
Impairment expense and supplier obligations			9,072	1,807
Other Impairments			243
Battery JVs			2,054
Hydrogen fuel cell program discontinuation			1,094
CAFE penalty rate			269
Losses on disposal of securities			246
Change in estimate for contractual warranties			4,130
Other			186	132	71
Total Adjustments			25,412	4,961	1,967
Adjusted operating income			(842)	8,648	24,343
Share of the profit/(loss) of equity method investees			(1,271)	(33)	491
Additional provisions			33,984	21,432
Unused provision reversed, other provisions			1,307	582
Lifetime onerous contracts				637
Costs related to the new collective bargaining agreements					428
Currency devaluations					302
Impairment expenses and supplier obligations				1,063	201
Reorganization of financial services					76
Patents litigation					(61)
Gains on disposal of equity investments and other assets					(201)
Collective agreements related costs, including restructuring costs and other costs					671
Supplier obligations provision
Disclosure of operating segments [line items]
Impairment expense and supplier obligations			230
Hydrogen fuel cell program discontinuation
Disclosure of operating segments [line items]
Operating income/(loss)			(1,094)
Share of the profit/(loss) of equity method investees			(470)
Stellantis Otomotiv Pazarlama Anonim Sirketi ("Stellantis Türkiye")
Disclosure of operating segments [line items]
Losses on disposal of securities		€ 246
Corporate Average Fuel Economy (CAFE)
Disclosure of operating segments [line items]
CAFE penalty rate	€ 269
Additional provisions	504
Gain (loss) on CAFE fines recognized in profit or loss			97
Decrease in cost of sales			172
Unused provision reversed, other provisions	844
Impairment and write-off of capitalized development expenditures	€ 609
North America
Disclosure of operating segments [line items]
Construction contract revenues			60,962	63,449	86,498
Net revenues			(60,962)	(63,450)	(86,500)
Enlarged Europe
Disclosure of operating segments [line items]
Construction contract revenues			57,602	58,844	66,444
Net revenues			(57,773)	(59,010)	(66,598)
Enlarged Europe | Hydrogen fuel cell program discontinuation
Disclosure of operating segments [line items]
Other			73
Impairment loss recognised in profit or loss, property, plant and equipment			341
Additional provisions			210
Enlarged Europe | Hydrogen fuel cell program discontinuation | Symbio
Disclosure of operating segments [line items]
Impairment Loss Recognised in Profit or Loss, Equity Method Investment			324
Impairment loss recognised in profit or loss, loans and advances			146
Middle East & Africa
Disclosure of operating segments [line items]
Construction contract revenues			9,708	10,109	10,560
Net revenues			(9,709)	(10,097)	(10,560)
South America
Disclosure of operating segments [line items]
Construction contract revenues			16,031	15,883	16,148
Net revenues			(16,197)	(15,863)	(16,058)
China and India & Asia Pacific
Disclosure of operating segments [line items]
Construction contract revenues			1,867	1,991	3,526
Net revenues			(1,868)	(1,993)	(3,528)
Maserati
Disclosure of operating segments [line items]
Construction contract revenues			726	1,038	2,335
Net revenues			(726)	(1,040)	(2,335)
Maserati | Goodwill impairment
Disclosure of operating segments [line items]
Impairment expense and supplier obligations			514
Other activities
Disclosure of operating segments [line items]
Construction contract revenues			6,612	5,564	4,033
Net revenues			(6,870)	(6,151)	(5,211)
Maserati and enlarged Europe | Other impaired assets
Disclosure of operating segments [line items]
Impairment expense and supplier obligations			1,063
Operating segments | North America
Disclosure of operating segments [line items]
Construction contract revenues			60,962	63,449	86,498
Restructuring costs and other costs, net of reversals			(17)	510	650
Takata recall campaign			0	0	0
Platform impairments			5,700
Impairment expense and supplier obligations			6,528	31
Other Impairments			0
Battery JVs			1,571
Hydrogen fuel cell program discontinuation			0
CAFE penalty rate			269
Losses on disposal of securities			0
Change in estimate for contractual warranties			3,252
Other			161	62	40
Total Adjustments			17,464	1,239	1,033
Adjusted operating income			(1,892)	2,660	13,298
Share of the profit/(loss) of equity method investees			37	(8)	(6)
Lifetime onerous contracts				636
Costs related to the new collective bargaining agreements					428
Currency devaluations					0
Impairment expenses and supplier obligations					0
Reorganization of financial services					0
Patents litigation					(20)
Gains on disposal of equity investments and other assets					(65)
Operating segments | North America | Collective-Bargaining arrangement, United auto workers and Unifor
Disclosure of operating segments [line items]
Restructuring costs and other costs, net of reversals				243
Costs related to the new collective bargaining agreements				428
Collective agreements related costs, including restructuring costs and other costs				671
Operating segments | North America | Net revenues
Disclosure of operating segments [line items]
Currency devaluations				(197)
Operating segments | North America | Cost of sales
Disclosure of operating segments [line items]
Currency devaluations				(147)
Operating segments | North America | Selling, general and administrative expense
Disclosure of operating segments [line items]
Currency devaluations				42
Operating segments | Enlarged Europe
Disclosure of operating segments [line items]
Construction contract revenues			57,602	58,844	66,444
Restructuring costs and other costs, net of reversals			861	1,027	475
Takata recall campaign			590	711	(44)
Platform impairments			270
Impairment expense and supplier obligations			2,211	207
Other Impairments			79
Battery JVs			483
Hydrogen fuel cell program discontinuation			1,094
CAFE penalty rate			0
Losses on disposal of securities			0
Change in estimate for contractual warranties			878
Other			25	(6)	99
Total Adjustments			6,491	1,939	497
Adjusted operating income			(651)	2,419	6,519
Share of the profit/(loss) of equity method investees			(1,282)	(310)	(139)
Lifetime onerous contracts				0
Costs related to the new collective bargaining agreements					0
Currency devaluations					0
Impairment expenses and supplier obligations					47
Reorganization of financial services					0
Patents litigation					(40)
Gains on disposal of equity investments and other assets					(40)
Operating segments | Middle East & Africa
Disclosure of operating segments [line items]
Construction contract revenues			9,708	10,109	10,560
Restructuring costs and other costs, net of reversals			2	1	0
Takata recall campaign			27	21	30
Platform impairments			0
Impairment expense and supplier obligations			8	2
Other Impairments			0
Battery JVs			0
Hydrogen fuel cell program discontinuation			0
CAFE penalty rate			0
Losses on disposal of securities			246
Change in estimate for contractual warranties			0
Other			1	0	1
Total Adjustments			284	24	31
Adjusted operating income			1,429	1,901	2,503
Share of the profit/(loss) of equity method investees			60	51	192
Lifetime onerous contracts				0
Costs related to the new collective bargaining agreements					0
Currency devaluations					0
Impairment expenses and supplier obligations					0
Reorganization of financial services					0
Patents litigation					0
Gains on disposal of equity investments and other assets					0
Operating segments | South America
Disclosure of operating segments [line items]
Construction contract revenues			16,031	15,883	16,148
Restructuring costs and other costs, net of reversals			17	20	14
Takata recall campaign			5	36	0
Platform impairments			0
Impairment expense and supplier obligations			321	0
Other Impairments			0
Battery JVs			0
Hydrogen fuel cell program discontinuation			0
CAFE penalty rate			0
Losses on disposal of securities			0
Change in estimate for contractual warranties			0
Other			(35)	32	(43)
Total Adjustments			308	88	272
Adjusted operating income			1,963	2,272	2,369
Share of the profit/(loss) of equity method investees			(3)	1	16
Lifetime onerous contracts				0
Costs related to the new collective bargaining agreements					0
Currency devaluations					302
Impairment expenses and supplier obligations					0
Reorganization of financial services					0
Patents litigation					(1)
Gains on disposal of equity investments and other assets					0
Operating segments | China and India & Asia Pacific
Disclosure of operating segments [line items]
Construction contract revenues			1,867	1,991	3,526
Restructuring costs and other costs, net of reversals			0	6	1
Takata recall campaign			0	0	4
Platform impairments			0
Impairment expense and supplier obligations			1	16
Other Impairments			0
Battery JVs			0
Hydrogen fuel cell program discontinuation			0
CAFE penalty rate			0
Losses on disposal of securities			0
Change in estimate for contractual warranties			0
Other			(9)	(5)	(18)
Total Adjustments			(8)	18	84
Adjusted operating income			74	(58)	502
Share of the profit/(loss) of equity method investees			3	(72)	18
Lifetime onerous contracts				1
Costs related to the new collective bargaining agreements					0
Currency devaluations					0
Impairment expenses and supplier obligations					154
Reorganization of financial services					0
Patents litigation					0
Gains on disposal of equity investments and other assets					(57)
Operating segments | Maserati
Disclosure of operating segments [line items]
Construction contract revenues			726	1,038	2,335
Restructuring costs and other costs, net of reversals			4	22	1
Takata recall campaign			0	0	0
Platform impairments			613
Impairment expense and supplier obligations			3	1,526
Other Impairments			0
Battery JVs			0
Hydrogen fuel cell program discontinuation			0
CAFE penalty rate			0
Losses on disposal of securities			0
Change in estimate for contractual warranties			0
Other			0	0	0
Total Adjustments			620	1,548	1
Adjusted operating income			(198)	(260)	141
Share of the profit/(loss) of equity method investees			0	0	0
Lifetime onerous contracts				0
Costs related to the new collective bargaining agreements					0
Currency devaluations					0
Impairment expenses and supplier obligations					0
Reorganization of financial services					0
Patents litigation					0
Gains on disposal of equity investments and other assets					0
Operating segments | Other activities
Disclosure of operating segments [line items]
Construction contract revenues			6,612	5,324	4,207
Restructuring costs and other costs, net of reversals			46	31	20
Takata recall campaign			0	0	0
Platform impairments			0
Impairment expense and supplier obligations			0	25
Other Impairments			164
Battery JVs			0
Hydrogen fuel cell program discontinuation			0
CAFE penalty rate			0
Losses on disposal of securities			0
Change in estimate for contractual warranties			0
Other			52	7	(15)
Total Adjustments			262	63	42
Adjusted operating income			(726)	144	(322)
Share of the profit/(loss) of equity method investees			(86)	305	410
Lifetime onerous contracts				0
Costs related to the new collective bargaining agreements					0
Currency devaluations					0
Impairment expenses and supplier obligations					0
Reorganization of financial services					76
Patents litigation					0
Gains on disposal of equity investments and other assets					(39)
Unallocated amounts
Disclosure of operating segments [line items]
Construction contract revenues			0	240	(174)
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Net revenues			(597)	(966)	(1,072)
Elimination of intersegment amounts | North America
Disclosure of operating segments [line items]
Net revenues			0	1	2
Elimination of intersegment amounts | Enlarged Europe
Disclosure of operating segments [line items]
Net revenues			171	166	154
Elimination of intersegment amounts | Middle East & Africa
Disclosure of operating segments [line items]
Net revenues			1	(12)	0
Elimination of intersegment amounts | South America
Disclosure of operating segments [line items]
Net revenues			166	(20)	(90)
Elimination of intersegment amounts | China and India & Asia Pacific
Disclosure of operating segments [line items]
Net revenues			1	2	2
Elimination of intersegment amounts | Maserati
Disclosure of operating segments [line items]
Net revenues			0	2	0
Elimination of intersegment amounts | Other activities
Disclosure of operating segments [line items]
Net revenues			258	827	1,004
Unallocated items & eliminations
Disclosure of operating segments [line items]
Net revenues			597	726	1,246
Restructuring costs and other costs, net of reversals			0	0	0
Takata recall campaign			0	0	0
Platform impairments			0
Impairment expense and supplier obligations			0	0
Other Impairments			0
Battery JVs			0
Hydrogen fuel cell program discontinuation			0
CAFE penalty rate			0
Losses on disposal of securities			0
Change in estimate for contractual warranties			0
Other			(9)	42	7
Total Adjustments			(9)	42	7
Adjusted operating income			(841)	(430)	(667)
Share of the profit/(loss) of equity method investees			€ 0	0	0
Lifetime onerous contracts				€ 0
Costs related to the new collective bargaining agreements					0
Currency devaluations					0
Impairment expenses and supplier obligations					0
Reorganization of financial services					0
Patents litigation					0
Gains on disposal of equity investments and other assets					€ 0